Expense Example {- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-10 - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 85
3 years	265
5 years	460
10 years	$ 1,025